Condensed Financial Information of the Company (Details) - Statements of Income and Comprehensive Income - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	¥ (4,204)	$ (644)	¥ (6,480)	¥ (6,973)
Selling expenses	281	43	(281)
Interest income	1,044	160	1,767	10,624
Equity in earnings of subsidiaries and an affiliate	271,133	41,553	193,926	606,264
Net Income attributable to the Company’s shareholders	268,254	41,112	188,932	609,915
Other comprehensive (loss) income:
Foreign currency translation adjustments	9,639	1,477	10,178	(10,194)
Unrealized net gains on available-for-sale investments	23,811	3,649	17,231
Share of other comprehensive gain (loss) of affiliates	(3,016)	(462)	452	(1,763)
Comprehensive income attributable to the Company’s shareholders	¥ 298,688	$ 45,776	¥ 216,793	¥ 597,958